Annual Total Returns - FidelityDiversifiedInternationalFund-KPRO - FidelityDiversifiedInternationalFund-KPRO - Fidelity Diversified International Fund - Fidelity Diversified International Fund - Class K
Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	(3.05%)
Annual Return 2015	3.24%
Annual Return 2016	(3.60%)
Annual Return 2017	26.79%
Annual Return 2018	(15.12%)
Annual Return 2019	29.81%
Annual Return 2020	19.07%
Annual Return 2021	12.97%
Annual Return 2022	(23.77%)
Annual Return 2023	17.82%